Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data		Total	Deferred Shares [Member]	Ordinary Shares [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2009		$ 3,062		$ 559	$ (27)	$ 36,820	$ (34,290)
Balance, shares at Dec. 31, 2009			17,030	2,604,428	2,125
Conversion of convertible loan from principal shareholder		3,038		280		2,758
Conversion of convertible loan from principal shareholder, shares				1,302,613
Stock compensation expense		12				12
Exercise of stock options		305		15		290
Exercise of stock options, shares		(66,498)		66,498
Net loss for the year		(3,486)					(3,486)
Balance at Dec. 31, 2010		2,931		854	(27)	39,880	(37,776)
Balance, shares at Dec. 31, 2010	[1]		17,030	3,973,539	2,125
Conversion of convertible loan from principal shareholder		5,423		269		5,154
Conversion of convertible loan from principal shareholder, shares				1,222,667
Stock compensation expense		502				502
Exercise of stock options		36		3		33
Exercise of stock options, shares		(12,916)		12,916
Net loss for the year		(3,857)					(3,857)
Balance at Dec. 31, 2011		5,035		1,126	(27)	45,569	(41,633)
Balance, shares at Dec. 31, 2011	[1]	5,211,247	17,030	5,209,112	2,125
Conversion of convertible loan from principal shareholder		8,061		474		7,587
Conversion of convertible loan from principal shareholder, shares				2,265,857
Equity transaction		(584)				(584)
Issuance of shares to related party		584		44		540
Issuance of shares to related party, shares				218,813
Stock compensation expense		301				301
Exercise of stock options, shares
Net loss for the year		(11,107)					(11,107)
Balance at Dec. 31, 2012		2,290		1,644	(27)	53,413	(52,740)
Balance, shares at Dec. 31, 2012	[1],[2]	7,695,917	17,030	7,693,792	2,125
Issuance of shares in at-the-market offering		3		3
Issuance of shares in at-the-market offering, shares		16,028		16,028
Conversion of convertible loan from principal shareholder		6,539		322		6,217
Conversion of convertible loan from principal shareholder, shares				1,470,904
Stock compensation expense		686				686
Exercise of stock options
Exercise of stock options, shares
Net loss for the year		(4,476)					(4,476)
Balance at Jun. 30, 2013		$ 5,042		$ 1,969	$ (27)	$ 60,316	$ (57,216)
Balance, shares at Jun. 30, 2013	[2]	9,182,849	17,030	9,180,724	2,125

[1]	Ordinary Shares - NIS 0.8 par valueAuthorized shares: 10,000,000 Ordinary Shares as of December 31, 2012 and 2011; issued and outstanding Ordinary Shares 7,695,917 as of December 31, 2012 and 5,211,247 as of December 31, 2011 (including 2,125 of which are held by a subsidiary) and 7,693,792 issued and outstanding as of December 31, 2011 and 5,209,122 as of December 31, 2011 (not including 2,125 held by a subsidiary).Deferred Shares - NIS 0.1 par valueAuthorized shares include 20,230 Deferred Shares, of which 17,030 are issued and outstanding as of December 31, 2012 and 2011.
[2]	Ordinary Shares - NIS 0.8 par valueAuthorized shares: 50,000,000 Ordinary Shares as of June 30, 2013 and 10,000,000 as of December 31, 2012; issued and outstanding Ordinary Shares 9,182,849 as of June 30, 2013 and 7,695,917 as of December 31, 2012 (including 2,125 of which are held by a subsidiary). Deferred Shares - NIS 0.1 par value Authorized shares include 20,230 Deferred Shares, of which 17,030 are issued and outstanding as of June 30, 2013 and December 31, 2012.